Warrants - Additional Information (Detail) - shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class Of Warrant Or Right [Line Items]
Warrants outstanding	67,640,513	67,735,066	13,219,597
Share of Common stock underlying Warrant	1,392	1,399	160
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	94,553	13,219,597	13,219,597
Common Stock Issued In Exchange Of Warrants	7